UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21293

Nuveen Preferred Income Opportunities Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Preferred Income Opportunities Fund (JPC)
(formerly known as Nuveen Multi-Strategy Income and Growth Fund)
March 31, 2012

Shares		Description (1)				Value
		Common Stocks – 2.1% (1.5% of Total Investments)
		Real Estate – 2.1%
385,000		Annaly Capital Management Inc.				$ 6,090,700
127,500		Hospitality Properties Trust, (2)				3,209,175
1,700		Kite Realty Group Trust, (2)				42,687
141,307		Public Storage, Inc., (2), (3)				3,562,349
533,300		Redwood Trust Inc.				5,972,960
		Total Real Estate				18,877,871
		Total Common Stocks (cost $19,222,978)				18,877,871

Shares		Description (1)	Coupon		Ratings (4)	Value
		$25 Par (or similar) Preferred Securities – 64.1% (44.8% of Total Investments)
		Capital Markets – 4.9%
31,761		Allied Capital Corporation	6.875%		BBB	$ 773,380
144,440		Ameriprise Financial, Inc.	7.750%		A	4,047,209
216,700		Ares Capital Corporation, (2)	7.000%		BBB	5,497,679
95,044		Credit Suisse	7.900%		A3	2,470,194
1,020,880		Deutsche Bank Capital Funding Trust II	6.550%		BBB	24,695,086
7,800		Deutsche Bank Capital Funding Trust IX	6.625%		BBB	188,916
66,500		Gladstone Investment Corporation	7.125%		N/R	1,663,165
35,600		Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%		A3	830,548
26,600		Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		A3	616,854
1,100		Morgan Stanley Capital Trust III	6.250%		Baa2	26,576
1,350		Morgan Stanley Capital Trust IV	6.250%		Baa2	32,765
15,900		Morgan Stanley Capital Trust V	5.750%		Baa2	379,692
41,575		Morgan Stanley Capital Trust VI	6.600%		Baa2	1,031,892
2,500		Morgan Stanley Capital Trust VII	6.600%		Baa2	60,775
88,700		Triangle Capital Corporation	7.000%		N/R	2,260,963
		Total Capital Markets				44,575,694
		Commercial Banks – 7.6%
5,400		Banco Santander Finance	6.410%		A+	121,608
228,986		Banco Santander Finance	6.500%		BBB	5,266,678
35,865		Banco Santander Finance	6.800%		BBB	857,174
707,959		Banco Santander Finance	10.500%		BBB	18,895,426
18,850		Barclays Bank PLC	7.100%		A+	466,538
16,766		Barclays Bank PLC	7.750%		BBB	422,503
200,050		BB&T Capital Trust VI	9.600%		Baa1	5,261,315
71,040		BB&T Capital Trust VII	8.100%		Baa1	1,847,750
101,792		Fifth Third Capital Trust VI	7.250%		Baa3	2,571,266
317,500		First Naigara Finance Group, (2)	8.625%		BB+	8,753,475
290,000		GMAC LLC	7.300%		BB-	6,533,700
30,000		GMAC LLC	7.350%		BB-	686,100
24,100		HSBC Holdings PLC	6.200%		A3	600,090
375,250		HSBC Holdings PLC	8.000%		A3	10,248,078
5,000		Royal Bank of Scotland Group PLC, Series H	7.250%		BB	110,700
26,000		Royal Bank of Scotland Group PLC	7.650%		BB	611,520
231,000		Zions Bancorporation	9.500%		BB	6,022,170
		Total Commercial Banks				69,276,091
		Consumer Finance – 0.4%
121,300		GMAC LLC	7.250%		BB	2,749,871
32,742		SLM Corporation	6.000%		BBB-	718,359
		Total Consumer Finance				3,468,230
		Diversified Financial Services – 11.2%
103,800		Bank of America Corporation	6.375%		BB+	2,436,186
100,000		Bank of America Corporation	8.200%		BB+	2,569,000
200,000		Bank of America Corporation	8.625%		BB+	5,128,000
165,000		Citigroup Capital Trust VII	7.125%		Baa3	4,161,300
102,000		Citigroup Capital Trust XI, (2)	6.000%		Baa3	2,411,280
67,050		Citigroup Capital Trust XII	8.500%		Baa3	1,716,480
404,268		Citigroup Capital XIII	7.875%		Baa3	10,996,090
54,991		Citigroup Capital XVI	6.450%		Baa3	1,336,281
16,300		Citigroup Capital XVII	6.350%		Baa3	397,068
159,401		Citigroup Inc.	8.125%		BB	4,423,378
265,000		Countrywide Capital Trust III	7.000%		BB+	6,325,550
96,200		Countrywide Capital Trust IV	6.750%		BB+	2,263,586
80,000		GMAC LLC	7.375%		BB-	1,808,000
50,000		ING Groep N.V	6.125%		BBB	1,073,500
25,000		ING Groep N.V	6.375%		BBB	547,500
1,267,139		ING Groep N.V	7.050%		BBB	29,613,037
238,023		ING Groep N.V	7.200%		BBB	5,645,906
65,000		ING Groep N.V	7.375%		BBB	1,552,200
285,000		ING Groep N.V	8.500%		BBB	7,210,500
57,234		JPMorgan Chase Capital Trust XI	5.875%		A2	1,440,580
23,750		JPMorgan Chase Capital Trust XXIX	6.700%		A2	606,813
50,000		KKR Financial Holdings LLC, (5)	7.500%		BBB	1,251,000
945		MBNA Capital Trust	8.125%		BB+	23,805
43,650		Merrill Lynch Capital Trust II	6.450%		BB+	1,035,815
229,792		Merrill Lynch Preferred Capital Trust V	7.280%		BB+	5,714,927
		Total Diversified Financial Services				101,687,782
		Diversified Telecommunication Services – 1.1%
255,000		Qwest Corporation, WI/DD, (5)	0.000%		Baa2	6,354,600
2,500		Qwest Corporation	7.375%		BBB-	65,100
133,165		Qwest Corporation	7.500%		BBB-	3,476,938
		Total Diversified Telecommunication Services				9,896,638
		Electric Utilities – 1.0%
317,451		Entergy Texas Inc.	7.875%		BBB+	8,872,755
		Insurance – 14.5%
118,745		Aegon N.V, (2)	8.000%		Baa1	3,103,994
1,315,987		Aegon N.V	6.375%		Baa1	31,715,284
264,200		Allianz SE, (5)	8.375%		A+	6,852,688
898,410		Arch Capital Group Limited, WI/DD, (5)	6.750%		BBB	22,769,123
160,973		Arch Capital Group Limited	8.000%		BBB	4,082,275
985,795		Axis Capital Holdings Limited	6.875%		BBB	25,630,669
125,000		Endurance Specialty Holdings Limited, (2)	7.500%		BBB-	3,227,500
275,725		EverestRe Capital Trust II	6.200%		Baa1	6,824,194
257,000		Maiden Holdings NA Limited	0.000%		BBB-	6,399,300
480,294		PartnerRe Limited	6.750%		BBB+	12,021,759
81,503		PLC Capital Trust III	7.500%		BBB	2,064,471
16,900		PLC Capital Trust IV	7.250%		BBB	425,880
126,730		Prudential Financial Inc.	9.000%		BBB+	3,428,047
24,617		Prudential PLC	6.750%		A-	628,964
87,828		RenaissanceRe Holdings Limited, Series C	6.080%		BBB+	2,193,943
27,197		RenaissanceRe Holdings Limited, Series D	6.600%		BBB+	681,557
		Total Insurance				132,049,648
		Media – 0.6%
44,500		Comcast Corporation	6.625%		BBB+	1,125,850
186,519		Comcast Corporation	7.000%		BBB+	4,690,953
		Total Media				5,816,803
		Multi-Utilities – 1.5%
338,834		Dominion Resources Inc.	8.375%		BBB	9,616,109
11,289		DTE Energy Company	6.500%		BBB-	307,851
153,951		Xcel Energy Inc.	7.600%		BBB	3,978,094
		Total Multi-Utilities				13,902,054
		Oil, Gas & Consumable Fuels – 0.8%
75,000		Magnum Hunter Resources Corporation	8.000%		N/A	3,637,500
150,000		Nexen Inc, DD1	7.350%		BB+	3,795,000
		Total Oil, Gas & Consumable Fuels				7,432,500
		Real Estate – 19.0%
250,000		American Capital Agency, WI/DD, (5)	8.000%		N/A	6,250,000
369,524		Ashford Hospitality Trust Inc.	8.450%		N/R	8,960,957
50,000		Ashford Hospitality Trust Inc.	8.550%		N/R	1,218,500
68,900		Ashford Hospitality Trust Inc.	9.000%		N/A	1,750,060
298,568		CBL & Associates Properties Inc., DD1	7.375%		N/R	7,464,200
649,597		CommomWealth REIT	7.125%		Baa3	16,097,014
59,021		CommomWealth REIT	7.500%		Baa2	1,313,217
153,661		Developers Diversified Realty Corporation, (2)	7.375%		Ba1	3,847,671
16,200		Digital Realty Trust Inc.	7.000%		Baa3	427,032
6,800		Duke Realty Corporation, Series K	6.500%		Baa3	169,592
71,421		Duke Realty Corporation, Series L	6.600%		Baa3	1,799,095
2,300		Duke Realty Corporation, Series O	8.375%		Baa3	59,823
12,248		Duke-Weeks Realty Corporation	6.625%		Baa3	306,567
100,000		Dupont Fabros Technology	7.625%		Ba2	2,545,000
100,000		Dupont Fabros Technology, (2)	7.875%		Ba2	2,588,000
250,000		First Potomac Realty Trust, (2)	7.750%		N/R	6,252,500
700		Harris Preferred Capital Corporation, Series A	7.375%		BBB+	17,815
80,000		Health Care REIT, Inc., (5)	6.500%		Baa3	2,010,320
75,000		Hospitality Properties Trust	7.000%		Baa3	1,884,000
178,580		Inland Real Estate Corporation	8.250%		N/R	4,569,862
317,217		Kimco Realty Corporation	6.650%		Baa2	7,939,942
57,482		Kimco Realty Corporation	6.900%		Baa2	1,558,912
336,186		Kimco Realty Corporation	7.750%		Baa2	8,539,124
275,000		Northstar Realty Finance Corporation	8.250%		N/R	6,352,500
51,275		Prologis Inc., (2)	6.750%		BB	1,288,541
40,000		Prologis Inc.	6.750%		BB	1,008,000
43,605		Prologis Inc., (5)	8.540%		Baa3	2,511,378
119,921		PS Business Parks, Inc., (2), (5)	6.450%		Baa3	3,007,499
22,000		PS Business Parks, Inc.	6.875%		BBB	568,480
7,500		Public Storage, Inc.	6.500%		A-	206,025
20,120		Public Storage, Inc.	6.600%		A-	511,853
8,269		Public Storage, Inc.	6.625%		A-	206,973
29,949		Public Storage, Inc.	6.875%		A-	825,394
250,000		Realty Income Corporation	6.625%		Baa2	6,362,500
126,701		Realty Income Corporation	6.750%		Baa2	3,173,860
217,000		Regency Centers Corporation	6.625%		Baa3	5,522,650
640,179		Vornado Realty LP	7.875%		BBB	17,617,726
2,300		Vornado Realty Trust	6.750%		BBB-	58,236
577,232		Wachovia Preferred Funding Corporation	7.250%		BBB+	14,904,130
79,721		Weingarten Realty Trust	6.500%		Baa3	1,995,417
28,500		Weingarten Realty Trust	6.950%		Baa3	713,355
582,230		Weingarten Realty Trust, Preferred Securities	6.750%		Baa3	14,544,105
125,000		Winthrop Realty Trust Inc.	9.250%		N/R	3,172,500
		Total Real Estate Investment Trust				172,120,325
		U.S. Agency – 0.8%
108,000		Cobank Agricultural Credit Bank, 144A, (5)	7.000%		BBB+	5,109,750
31,000		Cobank Agricultural Credit Bank, (5)	11.000%		A	1,678,845
		Total U.S. Agency				6,788,595
		Wireless Telecommunication Services – 0.7%
134,273		Telephone and Data Systems Inc.	6.875%		Baa2	3,505,868
35,213		Telephone and Data Systems Inc.	7.000%		Baa2	922,933
72,427		United States Cellular Corporation	6.950%		Baa2	1,888,899
		Total Wireless Telecommunication Services				6,317,700
		Total $25 Par (or similar) Preferred Securities (cost $575,067,867)				582,204,815

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings (4)	Value
		Corporate Bonds – 9.7% (6.7% of Total Investments)
		Capital Markets – 0.2%
$ 2,800		State Street Capital Trust IV, (3)	1.469%	6/15/47	A3	$ 2,057,975
		Commercial Banks – 1.4%
4,500		BBVA Global Finance Limited	7.000%	12/01/25	A2	4,396,041
1,900		Santander Issuances, 144A	6.500%	8/11/19	A2	1,798,774
7,119		UniCredito Luxembourg Finance SA, 144A	6.000%	10/31/17	A3	6,326,940
13,519		Total Commercial Banks				12,521,755
		Consumer Finance – 0.6%
5,000		SLM Corporation	5.625%	8/01/33	BBB-	4,268,760
1,000		SLM Corporation	7.250%	1/25/22	BBB-	1,044,824
6,000		Total Consumer Finance				5,313,584
		Diversified Telecommunication Services – 0.2%
2,000		Telecom Italia Capital	7.721%	6/04/38	BBB	1,950,000
		Electric Utilities – 0.4%
2,000		FPL Group Capital Inc.	6.650%	6/15/17	BBB	2,050,000
1,450		WPS Resource Corporation	6.110%	12/01/16	BBB	1,450,000
3,450		Total Electric Utilities				3,500,000
		Independent Power Producers & Energy Traders – 0.6%
5,830		NRG Energy Inc.	7.875%	5/15/21	BB	5,596,800
		Insurance – 5.4%
21,922		American International Group, Inc.	8.175%	5/15/68	BBB	23,204,437
3,000		Genworth Financial Inc.	7.625%	9/24/21	BBB	3,103,413
6,000		Genworth Financial Inc.	7.200%	2/15/21	BBB	6,110,472
3,500		Hartford Life Inc.	7.650%	6/15/27	BBB-	3,987,711
5,000		Protective Life Corporation	8.450%	10/15/39	A-	5,788,905
7,500		QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB+	7,068,750
46,922		Total Insurance				49,263,688
		Media – 0.9%
7,588		RR Donnelley & Son Company	8.250%	3/15/19	BB+	7,550,060
$ 88,109		Total Corporate Bonds (cost $86,220,390)				87,753,862

Principal
Amount (000)/
Shares		Description (1)	Coupon	Maturity	Ratings (4)	Value
		Capital Preferred Securities – 57.0% (39.8% of Total Investments)
		Capital Markets – 0.6%
500		Credit Suisse thru Claudius Limited	8.250%	6/27/49	A3	$ 515,000
3,500		Credit Suisse AG	7.875%	12/12/49	BBB	3,570,000
1,500,000		Macquarie PMI LLC	8.375%	12/29/49	Ba1	1,488,900
		Total Capital Markets				5,573,900
		Commercial Banks – 13.2%
6,445		Abbey National Capital Trust I	8.963%	6/30/30	BBB	6,509,450
4,200		ABN AMRO North America Holding Capital, 144A	6.523%	12/31/49	BB+	3,402,000
500		ABN AMRO North American Capital Funding, 144A	6.968%	12/15/50	BB+	296,094
4,581		Barclays Bank PLC, 144A	7.434%	12/15/17	BBB	4,617,685
2,000		Barclays Bank PLC, Regulation S, 144A	6.860%	6/15/32	BBB	1,870,000
18,219		Barclays Bank PLC	6.278%	12/15/34	BBB	15,269,799
800		BB&T Capital Trust I	5.850%	8/18/35	Baa1	805,736
4,200		BB&T Capital Trust IV	6.820%	6/12/77	Baa1	4,242,000
2,000		BNP Paribas, 144A	7.195%	12/25/37	BBB+	1,775,000
9,000		First Empire Capital Trust I	8.234%	2/01/27	BBB	8,935,848
1,000,000		HSBC Bank PLC	1.000%	12/31/49	A	478,000
500		HSBC Bank PLC	0.600%	6/11/49	A-	242,500
1,300		HSBC Capital Funding LP, Debt	10.176%	6/30/50	A3	1,716,000
1,500		HSBC Financial Capital Trust IX	5.911%	11/30/35	BBB+	1,407,240
500,000		National Australia Bank	8.000%	9/29/49	Baa1	538,975
4,200		Nordea Bank AB	8.375%	3/25/15	BBB+	4,426,800
8,000		North Fork Capital Trust II	8.000%	12/15/27	Baa3	8,080,000
10,000		PNC Financial Services Inc.	6.750%	8/01/21	BBB	10,543,200
11,135		Rabobank Nederland, 144A	11.000%	6/30/19	A	14,141,450
600		Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	599,748
3,300		Standard Chartered PLC, 144A	7.014%	7/30/37	BBB+	3,204,462
-	(6)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	BB	5,782,500
19,100		Wells Fargo & Company, Series K	7.980%	9/15/99	A	20,795,125
		Total Commercial Banks				119,679,612
		Commercial Services & Supplies – 0.3%
2		Pitney Bowes Interntational Holdings, 144A	6.125%	4/15/50	Baa1	2,296,109
		Consumer Finance – 0.2%
1,000		Capital One Capital IV Corporation	6.745%	2/05/82	Baa3	1,000,000
850		Capital One Capital VI	8.875%	5/15/40	Baa3	855,712
		Total Consumer Finance				1,855,712
		Diversified Financial Services – 5.8%
600		Bank One Capital III	8.750%	9/01/30	A2	827,110
3,100		BankAmerica Capital II, Series 2	8.000%	12/15/26	BB+	3,131,000
1,500		BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	BBB-	1,492,500
3,500		BankAmerica Institutional Trust, 144A	8.070%	12/31/26	BB+	3,517,500
1,550		CitiGroup Capital XXI	8.300%	12/21/77	Baa3	1,564,725
17,912		JPMorgan Chase & Company	7.900%	4/30/18	Baa1	19,622,954
7,500		JPMorgan Chase Capital Trust XX Ser T	6.550%	9/29/36	A2	7,537,500
6,750		JPMorgan Chase Capital XXV	6.800%	10/01/37	A2	6,787,800
7,275		MBNA Capital Trust	8.278%	12/01/26	BB+	7,347,750
900		NB Capital Trust II	7.830%	12/15/26	BB+	900,000
		Total Diversified Financial Services				52,728,839
		Electric Utilities – 1.4%
2,300		FPL Group Capital Inc.	6.350%	10/01/66	BBB	2,346,000
100,000		Southern California Edison Company	6.000%	12/31/49	BBB+	9,990,630
		Total Electric Utilities				12,336,630
		Insurance – 33.5%
7,493		Allstate Corporation	6.125%	5/15/67	Baa1	7,352,506
7,500		Allstate Corporation	6.500%	5/15/67	Baa1	7,368,750
20,425		AXA SA, 144A	6.379%	12/14/36	Baa1	16,799,563
3,600		AXA	8.600%	12/15/30	A3	3,975,394
84		Axis Capital Holdings Limited	7.500%	12/01/15	BBB	8,722,116
16,465		Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	15,065,475
4,870,000		Cloverie PLC Zurich Insurance	0.000%	1/18/18	A3	5,149,295
2,750,000		Dai-Ichi Mutual Life, 144A	7.250%	3/15/61	A3	2,846,250
31,040		Financial Security Assurance Holdings, 144A	6.400%	12/15/36	Baa1	22,348,800
23,745		Glen Meadows Pass Through Trust	6.505%	2/15/17	BB+	18,224,288
8,000		Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A-	7,453,160
3,600		Liberty Mutual Group Inc., 144A	10.750%	6/15/58	Baa3	4,815,000
16,300		Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	15,892,500
3,500		Lincoln National Corporation	6.050%	4/20/17	BBB	3,263,750
3,900		Lincoln National Corporation	7.000%	5/17/66	BBB	3,773,250
18,670		MetLife Capital Trust IV, 144A	7.875%	12/15/67	BBB	20,443,650
17,465		MetLife Capital Trust X, 144A	9.250%	4/08/68	BBB	21,045,325
32,370		National Financial Services Inc.	6.750%	5/15/37	Baa2	30,346,874
1,150		Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	1,146,716
6,400		Oil Insurance Limited, 144A	7.558%	12/30/56	Baa1	5,998,592
5,600		Progressive Corporation	6.700%	6/15/67	A2	5,810,000
3,800		Prudential Financial Inc.	8.875%	6/15/18	BBB+	4,484,000
7,200		Prudential PLC	6.500%	6/23/49	A-	6,829,200
5,300		Prudential PLC	7.750%	3/23/49	A-	5,403,350
4,600		QBE Capital Funding Trust II, 144A	6.797%	6/01/49	BBB+	4,139,531
19,359		Swiss Re Capital I	6.854%	5/25/16	A	18,274,335
8,765		Symetra Financial Corporation, 144A	8.300%	10/15/37	BBB-	8,589,700
21,300		XL Capital Ltd	6.500%	10/15/57	BBB-	17,945,250
10,350		ZFS Finance USA Trust II 144A	6.450%	12/15/65	A	10,246,500
1,000		ZFS Finance USA Trust V	6.500%	5/09/67	A	965,000
		Total Insurance				304,718,120
		U.S. Agency – 2.0%
16,825		AgFirst Farm Credit Bank	7.300%	12/15/53	A	16,511,044
2		Farm Credit Bank of Texas	10.000%	12/15/60	A3	2,012,906
		Total U.S. Agency				18,523,950
		Total Capital Preferred Securities (cost $509,626,940)				517,712,872

Shares	Description (1)	Value
	Investment Companies – 5.2% (3.7% of Total Investments)
354,750	BlackRock Credit Allocation Income Trust II	$ 3,728,423
500,000	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	6,760,000
69,000	iShares iBoxx $ High Yield Corporate Bond Fund	6,267,960
270,000	iShares S&P US Preferred Stock Index Fund	10,540,800
259,567	John Hancock Preferred Income Fund III, (3)	4,620,292
350,000	PowerShares Financial Preferred Portfolio	6,265,000
425,000	PowerShares Preferred Portfolio	6,107,250
80,000	SPDR Wells Fargo Preferred Stock ETF	3,593,600
	Total Investment Companies (cost $51,425,261)	47,883,325

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments - 5.0% (3.5% of Total Investments)
$ 45,684	Repurchase Agreement with Fixed Income Clearing	0.010%	4/02/12	$ 45,683,716
	Corporation, dated 3/30/12, repurchase price $45,683,754, collateralized by $45,500,000 U.S. Treasury Notes, 1.500%, due 12/31/13, value $46,601,874
	Total Short-Term Investments (cost $45,683,716)			45,683,716
	Total Investments (cost $1,287,247,152) – 143.1%			1,300,116,461
	Borrowings – (38.3)% (7), (8)			(348,000,000)
	Other Assets Less Liabilities – (4.8)% (9)			(43,478,917)
	Net Assets Applicable to Common Shares – 100%			908,637,544

Investments in Derivatives at March 31, 2012

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan	$69,725,000	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/14	$(1,074,903)
Morgan Stanley	69,725,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/16	(3,290,858)
							$(4,365,761)

* Annualized

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

			Level 1	Level 2	Level 3	Total
Long-Term Investments:
	Common Stocks		$ 18,877,871	$ –	$ –	$18,877,871
	$25 Par (or similar) Preferred Securities*		524,409,612	57,795,203	–	582,204,815
	Corporate Bonds		–	87,753,862	–	87,753,862
	Capital Preferred Securities		–	517,712,872	–	517,712,872
	Investment Companies		47,883,325	–	–	47,883,325
Short-Term Investments:
	Repurchase Agreements		–	45,683,716	–	45,683,716
Derivatives:
	Interest Rate Swaps**		–	(4,365,761)	–	(4,365,761)
	Total		$591,170,808	$704,579,892	$ –	$1,295,750,700

* Refer to the Fund’s Portfolio of Investments for industry breakdown of $25 par (or similar) Preferred Securities classified as Level 2.
** Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

				Level 3	Level 3	Level 3
				Convertible Bonds	Warrants	Total
	Balance at the beginning of period			$2,279,279	$10,670	$2,289,949
Gains (losses):
	Net realized gains (losses)			433,947	–	433,947
	Net change in unrealized appreciation (depreciation)			(395,035)	(10,670)	(405,705)
	Purchases at cost			–	–	–
	Sales at proceeds			(2,318,191)	–	(2,318,191)
	Net discounts (premiums)			–	–	–
	Transfers in to			–	–	–
	Transfers out of			–	–	–
	Balance at the end of period			$ –	$ –	$ –

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year.  Changes in the leveling of investments are primarily due to changes in the observability of inputs.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
	$ 486,611	$ –	$ –	$ (486,611)	$ –	$ –

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
	Underlying	Derivative	Asset Derivatives		Liability Derivatives
	Risk Exposure	Instrument	Location	Value	Location	Value
	Interest Rate	Swaps	Unrealized appreciation on interest rate swaps*	$–	Unrealized depreciation on interest rate swaps*	$(4,365,761)

* Value represents cumulative unrealized appreciation (depreciation) of interest rate swap contracts as reported on the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, timing differences in the recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments (excluding investments in derivatives) was $1,288,902,882.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2012, were as follows:

Gross unrealized:
	Appreciation					$ 27,050,542
	Depreciation					(15,836,963)

	Net unrealized appreciation (depreciation) of investments					$ 11,213,579

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.  Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.   Holdings designated N/R are not rated by any of these national rating agencies.

(5)	For fair value measurement disclosure purposes, $25 Par (or similar) Preferred Security categorized as Level 2.

(6)	Principal Amount (000) rounds to less than $1,000.

(7)	Borrowings as a percentage of Total Investments is 26.8%.

(8)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of March 31, 2012, investments with a value of $808,052,868 have been pledged as collateral for Borrowings.

(9)	Other Assets Less Liabilities includes the Net Unrealized Apprecation (Depreciation) of derivative instruments as noted within Investments in Derivatives at March 31, 2012.

N/A	Not applicable.

N/R	Not Rated

DD1	Investment, or portion of investment, purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers

CORTS	Corporate Backed Trust Securities.

PPLUS	PreferredPlus Trust.

USD-LIBOR	United States Dollar–London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Preferred Income Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2012